SUPPLEMENT TO

CALVERT IMPACT FUND, INC.
Calvert Global Alternative Energy Fund

Class A, Class B, Class C and Class Y Prospectus dated
January 31, 2009

Class I (Institutional) Shares Prospectus dated January 31, 2009

Date of Supplement: December 15, 2009

In the portfolio manager chart for Calvert Global Alternative Energy Fund under “Advisor, Subadvisor and Portfolio Managers” in the Prospectus, add the following below the information provided for Treasa Ni Chonghaile (in Class A, Class B, Class C and Class Y Prospectus, on page 31, and in Class I (Institutional) Shares Prospectus, on page 94; column headings are added for ease of reference):

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team
Colm O’Connor	Portfolio Manager, Calvert Global Alternative Energy Fund	Since 2003

Equity Portfolio Management, KBC (Jan. 2009 – present)

Equity Analyst, Environmental Strategies, KBC (2006-2009)

Alternative Investments Analyst, KBC (2005-2006)

Performance & Risk Analyst, KBC (2004-2005)

Portfolio Manager